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Copper Place Global Dividend Growth ETF
FUND SUMMARY – COPPER PLACE GLOBAL DIVIDEND GROWTH ETF
Investment Objective:
The Copper Place Global Dividend Growth ETF (the “Fund”) seeks current income, long-term income growth, and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Copper Place Global Dividend Growth ETF Copper Place Global Dividend Growth ETF
Management Fees	0.88%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.88%
[1]	The Fund’s adviser, Copper Place Global Capital, LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for the: (i) advisory fee, (ii) any front-end or contingent deferred loads, (iii) brokerage fees and commissions, (iv) any Rule 12b-l fees, (v) acquired fund fees and expenses, (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (vii) borrowing costs (such as interest and dividend expense on securities sold short), (viii) taxes, and (ix) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)).

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Copper Place Global Dividend Growth ETF | Copper Place Global Dividend Growth ETF | USD ($)	90	281	488	1,084

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Adviser uses quantitative screens (such as dividend yield, return on invested capital, free cash flow, and revenue growth metrics), followed by qualitative research on individual stocks on an industry and company level to identify companies it believes have the commitment and capacity to pay dividends and whose potential growth of capital is expected to be above average. Through this process, the Fund seeks an investment portfolio for investors that achieves above-average yield, a growing dividend, and capital appreciation. Examples of securities in which the Fund invests include common stock, preferred stock, convertible stocks, rights, warrants, depositary receipts such as American Depositary Receipts (“ADRs”), and European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).

The Fund seeks to identify and invest in (i) financially sound companies with well-established businesses that are selling at relatively low valuations, (ii) companies that are leaders within their respective markets or industries for above-average returns and consistency in earnings, and (iii) companies in the process of establishing leading positions with a product, service, or market. At any given time, the companies selected for investment could be from the same industry or sector, but the Fund’s investment will not exceed 25% in any industry.

The Fund invests in equity securities of small-, mid-, and large-capitalization companies and growth and value stocks.

The Fund invests in securities of issuers worldwide, including U.S. and foreign companies, without regard to geographic location. Under normal circumstances, the Fund invests at least 40% of its net assets in foreign and emerging market securities. Emerging markets refer to countries that are in the process of rapid growth and industrialization, typically characterized by lower-to-middle per capita income compared to developed countries. These markets often include Latin America, Eastern Europe, Asia, and Africa countries, and are defined by their improving economic conditions and expanding infrastructure. It typically holds investments tied economically to at least three countries outside the U.S. The Fund does not focus on any specific sectors, industries, geographic regions, or countries.

The Fund is actively managed, which means that the portfolio managers make decisions based on their research and analysis with the goal of achieving the Fund's investment objectives. This active management approach may result in frequent portfolio turnover. Investors should be aware that higher portfolio turnover can lead to increased transaction costs and potential tax implications.

Principal Investment Risks:
Performance:

The Fund was reorganized from a series of Northern Lights Fund Trust IV, a Delaware statutory trust that commenced operations on March 30, 2022 (the “Predecessor Fund”), to a series of 360 Funds, a Delaware statutory trust (the “Reorganization”). Copper Place Global Capital, LLC (“Copper Place”), served as the interim investment adviser of the Predecessor Fund starting on April 4, 2024. Before that date, Copper Place’s predecessor, R Cubed Global Capital, Inc., was the Fund's investment adviser. The bar chart and performance table below show the variability of the Fund’s returns, indicating its risks. The bar chart shows the performance of the Predecessor Fund for each full calendar year since its inception, as well as the performance of the Fund after the Reorganization. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. You should be aware that the Fund’s past performance (before and after taxes) may not indicate how the Fund will perform in the future. Updated performance information will be available at no cost by calling 855-601-0317 and on the Fund’s website at www.CPGCETFs.com.

PERFORMANCE BAR CHART (calendar year returns as of December 31)

The Fund’s year-to-date return as of December 31, 2023 was 8.67%. The best performance for a quarter was 10.39% (for the quarter ended 12/31/2023). The worst performance for a quarter was (4.47)% (for the quarter ended 9/30/23).

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
Average Annual Total Returns - Copper Place Global Dividend Growth ETF	1 Year		Since Inception	[1]	Inception Date
Copper Place Global Dividend Growth ETF	8.67%		(1.24%)		Mar. 30, 2022
Copper Place Global Dividend Growth ETF | After Taxes on Distributions	7.94%		(1.80%)		Mar. 30, 2022
Copper Place Global Dividend Growth ETF | After Taxes on Distributions and Sales	5.57%		(0.98%)		Mar. 30, 2022
MSCI ACWI Value Index Net Index (reflects no deduction for fees, expenses, or taxes)	11.81%	[2]	1.74%	[2]	Mar. 30, 2022
[1]	The Fund's inception date refers to the date on which the Predecessor Fund was originally launched on March 30, 2022.
[2]	The MSCI ACWI Value Net Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 24 Emerging Markets (EM) countries.

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on a particular investor’s tax situation and may differ from those shown. This information does not apply to your investment if you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan. A higher after-tax return results when a capital loss occurs upon redemption, translating into an assumed tax deduction that benefits the shareholder.

The Fund’s current performance may be lower or higher than the above mentioned performance. You can obtain updated performance information by calling 855-601-0317.

Copper Place Global Dividend Growth ETF | Risk Lose Money [Member]
As with all funds, there is the risk that you could lose money through your investment in the Fund.
Copper Place Global Dividend Growth ETF | Active Management Risk [Member]

Active Management Risk: The Adviser’s judgments about an investment’s growth, value, or potential appreciation may prove incorrect or fail to produce the intended results. This could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark or not achieve its investment goal. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of specific sectors of the fixed-income market relative to others, interest rates, a range of economic, political, and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate issuers, and other general market conditions.

Copper Place Global Dividend Growth ETF | Equity Securities Risk [Member]

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. The common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Copper Place Global Dividend Growth ETF | Dividend-Oriented Stocks Risk [Member]
●	Dividend-Oriented Stocks Risk: Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend unexpectedly. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying stocks may not experience the same capital appreciation as non-dividend-paying stocks.

Copper Place Global Dividend Growth ETF | Risks of Large-Capitalization Companies [Member]
●	Risks of Large-Capitalization Companies: The value of investments in larger companies may not rise as much as in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Copper Place Global Dividend Growth ETF | Mid- and Small-Capitalization Companies Risk [Member]

●    Mid- and Small-Capitalization Companies Risk: The earnings and prospects of mid- and small-capitalization companies are more volatile than those of larger companies and may experience higher failure rates than those of larger companies. Mid-and small-capitalization companies usually have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. They may have limited markets, product lines, or financial resources and lack management experience.

Copper Place Global Dividend Growth ETF | Dividend-Oriented Stocks Risk [Member]

Dividend-Oriented Stocks Risk: Investing in companies that have historically paid regular dividends involves the risk that these dividends could be reduced or eliminated. This risk is compounded by the fact that dividend-paying stocks, while providing regular income, often have lower capital appreciation potential than non-dividend-paying stocks. As a result, during periods of broad market advances, the performance of the Fund may lag, as these dividend-oriented stocks may not participate in the rally to the same extent as their non-dividend-paying counterparts. This underperformance could impact the Fund’s overall returns, especially if a significant portion of its holdings are in dividend-paying stocks.

Copper Place Global Dividend Growth ETF | Quantitative Modeling Risk [Member]

Quantitative Modeling Risk: The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons.

Copper Place Global Dividend Growth ETF | Company-Specific Risk [Member]

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, adverse events at the company, or a downturn in its business prospects.

Copper Place Global Dividend Growth ETF | Issuer Risk [Member]

Issuer Risk: The Fund's performance depends on the performance of individual securities to which it is exposed. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Copper Place Global Dividend Growth ETF | Limited History of Operations Risk [Member]
Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.
Copper Place Global Dividend Growth ETF | New Adviser Risk [Member]

New Adviser Risk: The Adviser has not previously served as an adviser to an ETF, although its portfolio managers and management have extensive experience with ETFs. As a result, there is no long-term track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Copper Place Global Dividend Growth ETF | Market and Geopolitical Risk [Member]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or economic market. Securities in the Fund’s portfolio may underperform due to inflation. (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events, and governmental or quasi-governmental actions. Global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Copper Place Global Dividend Growth ETF | Foreign Securities Risk [Member]

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards generally differ from those applicable to U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Copper Place Global Dividend Growth ETF | Depositary Receipts Risks [Member]
●	Depositary Receipts Risks: Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Fund may invest in foreign securities, which means it may invest in:

●	ADRs - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.

●	EDRs and GDRs - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Copper Place Global Dividend Growth ETF | Emerging Market Risk [Member]
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries, and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing, or financial recordkeeping standards, which could cause errors in implementing the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

Copper Place Global Dividend Growth ETF | Foreign Currency Risk [Member]
●	Foreign Currency Risk: The risks of investing in securities denominated in or trading in foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Copper Place Global Dividend Growth ETF | Investment Style Risk [Member]

Investment Style Risk: There is a possibility that the market segment in which the Fund is primarily invested, whether growth or value, large or mid-cap companies, could underperform other kinds of investments or market averages that include style-focused investments.

Copper Place Global Dividend Growth ETF | Growth Investing Risk [Member]
●	Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Copper Place Global Dividend Growth ETF | Value Investing Risk [Member]
●	Value Investing Risk: The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may be appropriately priced, or its price may decline. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the Fund holds the stock, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable to the Fund.

Copper Place Global Dividend Growth ETF | Sector Risk [Member]

Sector Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value of its Shares may be susceptible to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Copper Place Global Dividend Growth ETF | Real Estate Securities Risk [Member]

Real Estate Securities Risk: Investing in securities of companies in the real estate industry subjects the Fund to the unique risks associated with the real estate market and the real estate industry in general. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.

Copper Place Global Dividend Growth ETF | Real Estate Investment Trusts ("REITs") Risk [Member]
●	Real Estate Investment Trusts (“REITs”) Risk: REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. In contrast, mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation.

Copper Place Global Dividend Growth ETF | ETF Structure Risk [Member]

ETF Structure Risk: The Fund invests in securities that may be traded outside of the collateral settlement system. As a result, a limited number of financial institutions may act as Authorized Persons (APs) to post collateral for certain trades on an agency basis, i.e., on behalf of other market participants. These APs play a crucial role in facilitating the creation and redemption of the Fund’s shares. To the extent that these APs exit the business or cannot process creation and/or redemption orders, and no other AP can be found to do so, there may be a significantly diminished trading market for the Fund’s shares. This could lead to differences between the market price of the Fund’s shares and the underlying value of those shares, potentially affecting investors’ ability to buy and sell shares at prices reflecting the value of the Fund’s underlying assets. Investors should consider the potential impact of this limited number of APs on the liquidity and trading market for the Fund’s shares.

The Fund is structured as an ETF and, as a result, is subject to unique risks, including:

Copper Place Global Dividend Growth ETF | Authorized Participant Risk [Member]
●	Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders concerning the Fund and no other Authorized Participant can step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments with lower trading volumes.

Copper Place Global Dividend Growth ETF | Early Close/Trading Halt Risk [Member]
●	Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell particular securities or financial instruments may be restricted, which may prevent the Fund from buying or selling specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to price its investments accurately, and may incur substantial trading losses.

Copper Place Global Dividend Growth ETF | Not Individually Redeemable [Member]
●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Copper Place Global Dividend Growth ETF | Trading Issues [Member]
●	Trading Issues: There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Copper Place Global Dividend Growth ETF | Market Price Variance Risk [Member]
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.